CONSOLIDATED AND COMBINED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Resident fees and services									$ 336,739	$ 359,472	$ 277,324
Rental revenue									112,391	112,966	111,154
Total revenues	$ 106,916	$ 112,955	$ 114,286	$ 114,973	$ 117,495	$ 118,457	$ 118,541	$ 117,945	449,130	472,438	388,478
Expenses
Property operating expense									230,045	243,027	189,543
Depreciation and amortization									139,942	184,546	160,318
Interest expense									93,597	91,780	75,021
Acquisition, transaction, and integration expense									2,453	3,942	13,444
Management fees and incentive compensation to affiliate									18,225	18,143	14,279
General and administrative expense									15,307	15,194	15,233
Loss on extinguishment of debt									3,902	245	5,091
Other expense									1,702	727	1,629
Total expenses									505,173	557,604	474,558
Gain on sale of real estate									71,763	13,356	0
Income (loss) before income taxes	36,760	(14,619)	3,268	(9,689)	(2,394)	(19,459)	(27,883)	(22,074)	15,720	(71,810)	(86,080)
Income tax expense (benefit)	3,239	(80)	147	206	408	782	(525)	(226)	3,512	439	(3,655)
Net income (loss)	$ 33,521	$ (14,539)	$ 3,121	$ (9,895)	$ (2,802)	$ (20,241)	$ (27,358)	$ (21,848)	$ 12,208	$ (72,249)	$ (82,425)
Net income (loss) per share of common stock
Earnings per share, Basic	$ 0.41	$ (0.18)	$ 0.04	$ (0.12)					$ 0.15	$ (0.88)	$ (1.08)
Earnings per share, Diluted	$ 0.41	$ (0.18)	$ 0.04	$ (0.12)					$ 0.15	$ (0.88)	$ (1.08)
Weighted average number of shares of common stock outstanding
Weighted average number of shares outstanding, Basic	82,148,869	82,148,869	82,142,562	82,140,750					82,145,295	82,357,349	76,601,161
Weighted average number of shares outstanding, Diluted	82,632,232	82,148,869	82,778,761	82,140,750					82,741,322	82,357,349	76,601,161
Dividends declared per share of common stock (in dollars per share)									$ 1.04	$ 1.04	$ 0.75